Expense Example - Longnook Uncommon Compounder ETF - Longnook Uncommon Compounder ETF Class	Sep. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240